Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earning Per Ordinary Share

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2010	2011	2012
Numerator:
Net income	$57,912	$100,432	$45,817
Preferred share dividends	(7,210)	(7,208)	(753)
Distributed and undistributed earnings to participating securities	(12,676)	(27,513)	—

Net income available to ordinary shareholders - basic	$38,026	$65,711	$45,064
Preferred share dividends	—	—	753

Net income available to ordinary shareholders - diluted	$38,026	$65,711	$45,817
Denominator:
Weighted-average ordinary shares outstanding - basic	36,000,000	36,000,000	52,395,427
Potential ordinary shares	2,585,664	2,974,953	1,913,091

Weighted-average ordinary shares outstanding - diluted	38,585,664	38,974,953	54,308,518

Earnings per ordinary share - basic	$1.06	$1.83	$0.86
Earnings per ordinary share - diluted	$0.99	$1.69	$0.84

Antidilutive Securities Exclued from Computation of Earning Per Share

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2010	2011	2012
Class D preferred shares	12,000,000	12,000,000	—
Options to purchase ordinary shares	6,250	247,313	2,710,994

Anti-dilutive shares	12,006,250	12,247,313	2,710,994